Property, Plant and Equipment - Summary of IFRS 16 Lease Explanatory (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 2,530	£ 1,573
Ending balance	1,831	2,530
Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,108	3,384
Additions	10	1,473
Lease modification		163
Disposals	(777)	(875)
Currency translation effects	18	(37)
Ending balance	3,359	4,108
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,578)	(1,811)
Disposals	777	874
Depreciation for the year	(727)	(642)
Ending balance	(1,528)	(1,578)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	433	79
Ending balance	338	433
Leasehold improvements [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	557	164
Additions	0	393
Disposals	0
Currency translation effects	0
Ending balance	557	557
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(124)	(85)
Disposals	0
Depreciation for the year	(95)	(39)
Ending balance	(219)	(124)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	104	6
Ending balance	88	104
Office equipment [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	173	71
Additions	7	109
Disposals	(16)	(7)
Currency translation effects	0
Ending balance	164	173
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(69)	(65)
Disposals	16	7
Depreciation for the year	(23)	(11)
Ending balance	(76)	(69)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51	25
Ending balance	28	51
IT equipment [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180	132
Additions	3	48
Disposals	(10)
Currency translation effects	0
Ending balance	173	180
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(129)	(107)
Disposals	10
Depreciation for the year	(26)	(22)
Ending balance	(145)	(129)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,878	1,318
Ending balance	1,377	1,878
Right-of-use asset (building) [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,903	1,848
Additions	0	923
Lease modification		133
Disposals	(451)
Currency translation effects	13	(1)
Ending balance	2,465	2,903
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,025)	(531)
Disposals	451	0
Depreciation for the year	(514)	(494)
Ending balance	(1,088)	(1,025)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64	146
Ending balance	0	64
Right-of-use asset (equipment) [member] | Cost or valuation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295	1,169
Additions	0
Lease modification		30
Disposals	(300)	(868)
Currency translation effects	5	(36)
Ending balance	0	295
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(231)	(1,023)
Disposals	300	868
Depreciation for the year	(69)	(76)
Ending balance	£ 0	£ (231)